Borrowings (Narrative) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Feb. 29, 2016 USD ($)
Disclosure Of Borrowings [Line Items]
Notional amount					$ 350,000,000		$ 425,000,000
Borrowings, maturity		September 21, 2024
Payments for debt issue costs		$ 0	$ 0	$ 6,683,000
Line of credit facilities, remaining borrowing capacity		$ 168,175,000
Debt issuance effective rate		6.90%
Borrowings		$ 437,419,000	$ 447,002,000
Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA		3.25
Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest		2.25
Notes [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate							6.50%
Notional amount							$ 425,000,000
Payments for debt issue costs		$ 6,683,000
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Notional amount	R$ 77,640,000					$ 20,000,000
Borrowings, interest rate basis	Interbank certificate of deposit
Banco Santander [Member] | Floating interest rate [member]
Disclosure Of Borrowings [Line Items]
Adjustment to base rate	2.25%					2.25%
Banco de Credito e Inversiones [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate								4.14%
Notional amount								$ 186,000